UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012"

Check here if Amendment [ ]; Amendment Number:1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  FEBRUARY 12, 2013. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			17

"Form13F Information Table Value Total:     $355,484 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 216         2,000SH	SOLE	    2,000
NUVEEN          		670928100 819	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 213	      3,000SH	SOLE	    3,000
ISHARES TR RUSSELL 2000 INDEX	464287655 7,840      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 21,907    153,048SH	SOLE	  153,048
ISHARES TR MSCI EMERGING MKTS	464287234 24,482    552,009SH	SOLE	  552,009
TR MSCI EAFE INDEX FD 		464287465 22,502    395,738SH	SOLE      395,738
COBALT INTERNATIONAL            19075F106 193,574 7,881,675SH   SOLE    7,881,675
YOUKU COM INC                   98742U100 9,435     517,259SH   SOLE      517,259
BERKSHIRE HATHWAY INC           084670108 323             4SH   SOLE            4
NORTHSTAR RLTY FIN CORP         66704R100 243        34,474SH   SOLE       34,474
NIKE INC                        654106103 462         8,946SH   SOLE        8,946
FACEBOOK                        30303M102 35,152  1,320,494SH   SOLE    1,320,494
I SHARES BARCLAYS AGG           464287226 33,502    301,600SH   SOLE      301,600
I SHARES IBOXX HY CORP          464288513 4,014      43,000SH   SOLE       43,000
HAWAIIAN ELECTRIC IND           419870100 193         7,680SH   SOLE        7,680
QUINSTREET INC                  74874Q100 396        58,974SH   SOLE       58,974